Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Summary of Percentage of Compensation the Company Contributes

The following table shows the percentage of compensation the Company will contribute to a participant’s account.

Participant’s age on last day of Plan Year	Contribution percentage
Under Age 36	3.00%
36 – 40	3.75%
41 – 45	4.50%
46 – 50	5.25%
51 – 55	6.00%
56 – 60	6.75%
Age 61 and Older	7.50%